             As filed with the Securities and Exchange Commission
                                on May 15, 2001
                     Registration No. 333-74295; 811-09253

                      SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549
                      ----------------------------------
                                   FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           ___
Pre-Effective Amendment No. ___                                   ___
Post-Effective Amendment No. 21                                    X
                                                                  ---
                                      And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   ___
Amendment No. 22                                                   X
                                                                  ---
                          __________________________

                            WELLS FARGO FUNDS TRUST
              (Exact Name of Registrant as specified in Charter)
                               525 Market Street
                            San Francisco, CA 94163
         (Address of Principal Executive Offices, including Zip Code)

                          __________________________

      Registrant's Telephone Number, including Area Code: (800) 643-9691
                               C. David Messman
                       Wells Fargo Funds Management, LLC
                         525 Market Street, 12th Floor
                            San Francisco, CA 94163
                    (Name and Address of Agent for Service)
                                With a copy to:
                            Robert M. Kurucza, Esq.
                            Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                         2000 Pennsylvania Ave., N.W.
                            Washington, D.C. 20006



It is proposed that this filing will become effective (check appropriate box):

__    Immediately upon filing pursuant to Rule 485(b), or

__    on _________ pursuant to Rule 485(b)

__    60 days after filing pursuant to Rule 485(a)(1), or

__    on _________ pursuant to Rule 485(a)(1)

X     75 days after filing pursuant to Rule 485(a)(2), or
-
__    on ___________ pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            WELLS FARGO FUNDS TRUST
                            -----------------------
                             Cross Reference Sheet
                             ---------------------

Form N-1A Item Number
---------------------

Part A                      Prospectus Captions
------                      -------------------

 1                          Front and Back Cover Pages
 2                          Objectives
                            Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives
                            Principal Strategies
                            Important Risks
                            See Individual Fund Summaries
                            General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            How to Exchange Shares
                            Dividends and Distributions
                            Taxes
 8                          Distribution Plan
                            Exchanges
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions
------                      --------------------------------------------

 10                         Cover Page and Table of Contents
 11                         Historical Fund Information
                            Cover Page
 12                         Investment Restrictions
                            Additional Investment Policies
                            Risk Factors
 13                         Management
 14                         Capital Stock
 15                         Management
 16                         Portfolio Transactions
 17                         Capital Stock
 18                         Determination of Net Asset Value
                            Additional Purchase and Redemption Information
 19                         Federal Income Taxes
 20                         Management
 21                         Performance Calculations
 22                         Financial Information

Part C                      Other Information
------                      -----------------

 23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                               EXPLANATORY NOTE
                               ----------------

         This Post-Effective Amendment No. 21 to the Registration Statement of Wells Fargo Funds Trust ("Trust") is being filed to register the Government Institutional Money Market Fund, Prime Investment Institutional Money Market Fund, and 100% Treasury Institutional Money Market Fund, and to make certain other non-material changes to the Registration Statement.

                                                              [WELLS FARGO LOGO]

Institutional Class

WELLS FARGO MONEY
MARKET FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.a. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Government Institutional

Money Market Fund

Prime Investment Institutional

Money Market Fund

100% Treasury Institutional

Money Market Fund

                                                                        August 1
                                                                            2001

                        [PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                             Money Market Funds
--------------------------------------------------------------------------------

Overview                           Objectives and Principal Strategies                  4
This section contains important    Summary of Important Risks                           6
summary information about the      Performance History                                  7
Funds.                             Summary of Expenses                                  8
                                   Key Information                                     10

-----------------------------------------------------------------------------------------
The Funds                          Government Institutional Money Market Fund          11
This section contains important    Prime Investment Institutional
information about the individual    Money Market Fund                                  12
Funds.                             100% Treasury Institutional
                                   Money Market Fund                                   13
                                   General Investment Risks                            14
                                   Organization and Management
                                    of the Funds                                       17

-----------------------------------------------------------------------------------------
Your Investment                    Your Account                                        19

Turn to this section for             How to Buy Shares                                 20
information on how to open an        How to Sell Shares                                21
account and how to buy,sell and      How to Exchange Shares                            22
exchange Fund shares.

-----------------------------------------------------------------------------------------
Reference                          Other Information                                   23
Look here for additional           Glossary                                            24
information and term
definitions.

Money Market Funds Overview
--------------------------------------------------------------------------------
See the individual Fund descriptions in this Prospectus for further details. Words appearing in italicized print and highlighted in color are defined in the Glossary.

FUND                             OBJECTIVE
Government Institutional         Seeks current income, while preserving capital and liquidity.
Money Market Fund


Prime Investment                 Seeks current income, while preserving capital and liquidity.
Institutional Money Market
Fund

100% Treasury Institutional      Seeks current income that is exempt from most
Money Market Fund                state and local personal income taxes,while preserving
                                 capital and liquidity.

4    Money Market Funds Prospectus

________________________________________________________________________________

     PRINCIPAL STRATEGIES


     We invest in short-term U.S.Government obligations,including repurchase agreements.

     We invest in high-quality money market instruments.

     We invest only in obligations issued or guaranteed by the U.S.Treasury.

                                              Money Market Funds Prospectus    5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to investments in the Funds described in this Prospectus.All are important to your investment choice.Additional information about these and other risks is included in:

 .    the individual Fund Descriptions later in this Prospectus;

 .    under the "General Investment Risks"section beginning on page 14; and

 .    in the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank and is not insured or guaranteed by the FDIC or any other government agency.Although each Fund seeks to maintain the value of your investment at $1.00 per share,it is possible to lose money by investing in a Fund.

The Funds invest in debt securities,such as notes and bonds,which are subject to credit risk and interest rate risk.Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal.Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.Interest rate risk is the risk that interest rates may increase,which will reduce the resale value of securities in a Fund's portfolio,including U.S.Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities.Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund,unless the instruments have adjustable or variable rate features,which can reduce interest rate risk.Changes in market interest rates may also extend or shorten the duration of certain types of instruments,such as asset-backed securities,thereby affecting their value and the return on your investment.

6   Money Market Funds Prospectus

Performance History
--------------------------------------------------------------------------------

The Funds have been in operation for less than a calendar year,and therefore performance information is not reported.

                                               Money Market Funds Prospectus   7

Money Market Funds
--------------------------------------------------------------------------------

  These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund Shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES

                                                                                  All Funds
                                                                              ----------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                                  None

Maximum deferred sales charge (load) (as a percentage of the lower of
the Net Asset Value ("NAV") at purchase or the NAV at redemption)                    None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                      Government          Prime Investment
                                                                    Institutional          Institutional
                                                                  Money Market Fund      Money Market Fund
                                                    ---------------------------------------------------------
Management Fees                                                          0.10%                  0.10%
Distribution (12b-1) Fees                                                0.00%                  0.00%
Other Expenses/1/                                                        0.19%                  0.19%

TOTAL ANNUAL FUND OPERATING EXPENSES                                     0.29%                  0.29%

Fee Waivers                                                              0.09%                  0.09%

NET EXPENSES/2/                                                          0.20%                  0.20%

                                                                                           100% Treasury
                                                                                           Institutional
                                                                                         Money Market Fund
                                                                                  -------------------------------
Management Fees                                                                                 0.10%
Distribution (12b-1) Fees                                                                       0.00%
Other Expenses/1/                                                                               0.19%

TOTAL ANNUAL FUND OPERATING EXPENSES                                                            0.29%

Fee Waivers                                                                                     0.09%

NET EXPENSES/2/                                                                                 0.20%

/1/  Other expenses are based on estimated amounts for the current fiscal year.

/2/ The advisor has committed through July 31, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

8    Money Market Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


  EXAMPLE OF EXPENSES

  This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

  You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

                       Government                     Prime Investment              100% Treasury
                      Institutional                    Institutional                 Institutional
                    Money Market Fund                Money Market Fund             Money Market Fund
                   -------------------             ---------------------        ------------------------
   1 YEAR                 $ 20                             $ 20                          $ 20
   3 YEARS                $ 84                             $ 84                          $ 84
   5 YEARS                $154                             $154                          $154
  10 YEARS                $359                             $359                          $359

                                               Money Market Funds Prospectus   9

Key Information
--------------------------------------------------------------------------------

         In this Prospectus, "we" generally means Wells Fargo Funds Trust or Wells Fargo Funds Management, LLC, the Funds' investment advisor. "We" may also refer to the Funds' other service providers. "You" means the shareholder or potential investor.

         -----------------------------------------------------------------------

         Important information you should look for as you decide to invest in a
         Fund:
         The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

         -----------------------------------------------------------------------

         Investment Objective and Investment Strategies
         The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

         .   what the Fund is trying to achieve;

         .   how we intend to invest your money; and

         . what makes the Fund different from the other Funds offered in this Prospectus.

         -----------------------------------------------------------------------

         Permitted Investments
         A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an on-going basis.

         -----------------------------------------------------------------------

         Important Risk Factors
         Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "General Investment Risks" sections.

         Words appearing in italicized print and highlighted in color are defined in the Glossary.

10   Money Market Funds Prospectus

Government Institutional Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The Government Institutional Money Market Fund seeks high current income, while preserving capital and liquidity.

         -----------------------------------------------------------------------

         Investment Strategies
         We actively manage a portfolio composed substantially of U.S. Government obligations, and repurchase agreements collateralized by such obligations.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest substantially all of total assets:

         .   in U.S. Government obligations; and

         . in repurchase agreements collateralized by U.S. Government obligations.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a stable NAV of $1.00 per share, there is no assurance that we will be able to do so. Neither the U.S. Government nor any U.S. Government agency either directly or indirectly insures or guarantees the performance of the Fund.

         You should consider the "Summary of Important Risks" section on page
         6; the "General Investment Risks" section beginning on page 14; and the specific risks listed here. They are all important to your investment choice.

                                             Money Market Funds Prospectus    11

Prime Investment Institutional Money Market Fund
--------------------------------------------------------------------------------

         Investment Objective
         The Prime Investment Institutional Money Market Fund seeks high current income consistent with the preservation of capital and liquidity.

         -----------------------------------------------------------------------

         Investment Strategies
         We invest in a broad spectrum of high-quality money market instruments of United States and foreign issuers. These include negotiable certificates of deposit, bank notes, bankers' acceptances, and time deposits of U.S. banks (including savings banks and savings associations), foreign branches of U.S. banks, foreign banks and their non U.S. branches, U.S. branches of foreign banks, and wholly-owned banking related subsidiaries of foreign banks. We limit investments in obligations of financial institutions to institutions that at the time of investment have total assets in excess of $1 billion or the equivalent in other currencies.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         . at least 75% of total assets in high-quality,short-term instruments of domestic issuers;

         . more than 25% of total assets in the obligations of banks, broker-dealers, insurance companies and other financial entities, their holding companies and their subsidiaries; and

         .  up to 25% of total assets in foreign investments.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a stable NAV of $1.00 per share, there is no assurance that we will be able to do so. Foreign obligations may be subject to additional risks, such as political turmoil, the imposition of foreign withholding taxes, and the establishment of exchange controls or the adoption of other foreign governmental restrictions that may affect the payment of principal and/or interest on these securities.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 14; and the specific risks listed here. They are all important to your investment choice.

12   Money Market Funds Prospectus

100% Treasury Institutional Money Market Fund
--------------------------------------------------------------------------------


         Investment Objective
         The 100% Treasury Institutional Money Market Fund seeks stability of principal and current income that is exempt from most state and local personal income taxes.

         -----------------------------------------------------------------------

         Investment Strategies
         We actively manage a portfolio exclusively composed of obligations issued or guaranteed by the U.S. Treasury.

         -----------------------------------------------------------------------

         Permitted Investments
         Under normal market conditions, we invest:

         .   100% of total assets in U.S. Treasury obligations.

         -----------------------------------------------------------------------

         Important Risk Factors
         Although we seek to maintain a stable NAV of $1.00 per share, there is no assurance that we will be able to do so. The U.S. Treasury does not directly or indirectly insure or guarantee the performance of the Fund. U.S. Treasury obligations have historically involved little risk of loss of principal if held to maturity. However, fluctuations in market interest rates may cause the market value of U.S. Treasury obligations in the Fund's portfolio to fluctuate.

         Any capital gains realized by the Fund generally will not be exempt from state and local taxes. For more information, see "Taxes" on page 23, and the Statement of Additional Information.

         You should consider the "Summary of Important Risks" section on page 6; the "General Investment Risks" section beginning on page 14; and the specific risks listed here. They are all important to your investment choice.

                                              Money Market Funds Prospectus   13

General Investment Risks
--------------------------------------------------------------------------------

         Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds Trust Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

         . Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

         . We cannot guarantee that a Fund will meet its investment objective. In particular, we cannot guarantee that a Fund will be able to maintain a $1.00 per share NAV.

         . We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide certain services, such as investment advisors, offer or promise to make good any such losses.

         . Investing in any mutual fund, including those deemed conservative, involves risk, including the possible loss of any money you invest.

         . An investment in a single Fund, by itself, does not constitute a complete investment plan.

         . The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the maturity of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Treasury,and the U.S. Government's guarantee does not extend to the Funds themselves.

         What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

         Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

         Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

         Diplomatic Risk--The risk that an adverse change in the diplomatic relations between the United States and another country might reduce the value of liquidity of investments in either country.

14 Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Information Risk--The risk that information about a security is either unavailable, incomplete or inaccurate.

     Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

     Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitment or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

     Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

     Market Risk--The risk that the value of a stock, bond or other security will be reduced by market activity. This is a basic risk associated with all securities.

     Political Risk--The risk that political actions, events or instability may be unfavorable for investments made in a particular nation's or region's industry, government or markets.

     Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

     In addition to the general risks discussed above and under "Summary of Important Risks, "you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors"section in the summary for each Fund. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

                                               Money Market Funds Prospectus  15

General Investment Risks
--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each. See the Statement of Additional Information for more information on these practices.

Remember, each Fund is designed to meet different investment needs and objectives.

                                                                                                              PRIME
                                                                                               GOVERNMENT  INVESTMENT  100% TREASURY
INVESTMENT PRACTICE                                                 PRINCIPAL RISK(S)
Borrowing Policies
The ability to borrow money for temporary purposes (e.g.              Leverage Risk                .             .            .
to meet shareholder redemptions).

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted either on a         Interest Rate and            .             .
schedule or when an index or benchmark changes.                       Credit Risk


Foreign Obligations
Dollar-denominated debt obligations of foreign banks, foreign         Information, Liquidity,
branches of U.S. banks, and U.S.branches of foreign banks.            Political, Regulatory                      .
                                                                      and Diplomatic Risk

Illiquid Securities
A security which may not be sold or disposed of in the ordinary       Liquidity Risk               .             .
course of business within seven days at approximately the value determined for it by the Fund. Illiquid securities are limited to
10% of total assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers, dealers and            Credit,                      .             .            .
financial institutions to increase return on those securities.        Counter-Party and
Loans may be made up to 1940 Act limits (currently one-third          Leverage Risk
of total assets including the value of the collateral received).

Other Mutual Funds
Investments by the Fund in shares of other mutual funds,which         Market Risk                  .             .
will cause Fund shareholders to bear a pro-rata portion of
the other fund's expenses, in addition to the expenses paid
by the Fund.

Repurchase Agreements
A transaction in which the seller of a security agrees to             Credit and
buy back a security at an agreed upon time and price,                 Counter-Party Risk           .             .
usually with interest.

16  Money Market Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized,lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
Wells Fargo Funds Trust (the "Trust") was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Trust was created to succeed to the assets and operations of the various mutual funds in the Stagecoach Family of Funds and the Norwest Advantage Family of Funds. The holding company of Wells Fargo Bank, the investment advisor to the Stagecoach Family of Funds, and the holding company of Norwest Investment Management, Inc., the investment advisor to the Norwest Advantage Family of Funds,merged in November 1998.

The Board of Trustees of Wells Fargo Funds Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the advisors, which generally require shareholder approval to change, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

                                    BOARD OF TRUSTEES
                             Supervises the Funds'activities
-----------------------------------------------------------------------------------------
       INVESTMENT ADVISOR                                 CUSTODIAN
Wells Fargo Funds Management, LLC             Wells Fargo Bank Minnesota,N.A.
525 Market St., San Francisco, CA             6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities      Provides safekeeping for the Funds' assets
-----------------------------------------------------------------------------------------
                                 INVESTMENT SUB-ADVISOR
                          Wells Capital Management Incorporated
                                      525 Market St.
                                     San Francisco,CA

                    (Responsible for day-to-day portfolio management)
-----------------------------------------------------------------------------------------
                                                                        TRANSFER
DISTRIBUTOR                       ADMINISTRATOR                          AGENT

Stephens Inc.                     Wells Fargo Funds              Boston Financial Data
111 Center St.                    Management, LLC                Services, Inc.
Little Rock, AR                   525 Market St.                 Two Heritage Dr.
                                  San Francisco, CA              Quincy, MA

Markets the Funds                 Manages the Funds'             Maintains records of
and distributes                   business activities            shares and supervises
Fund shares                                                      the payment of dividends
-----------------------------------------------------------------------------------------
                                FINANCIAL SERVICES FIRMS
         Advise current and prospective shareholders on their Fund investments
-----------------------------------------------------------------------------------------

                                      SHAREHOLDERS

                                               Money Market Funds Prospectus  17

Organization and Management of the Funds
--------------------------------------------------------------------------------

         In the following sections, the percentages shown are the percentages of the average annual net assets of each Fund class paid on a monthly basis for the services described.

         The Investment Advisor
         Wells Fargo Funds Management, LLC ("Funds Management") serves as the investment advisor for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds'advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisor who is responsible for the day-today portfolio management of the Funds. As of December 31, 2000, Funds Management and its affiliates provided advisory services for over $151.2 billion in assets.

         The Sub-Advisor
         Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, is the sub-advisor for the Funds. In this capacity, it is responsible for the day-to-day investment management activities of the Funds. WCM provides advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of December 31, 2000, WCM provided advisory services for over $87 billion in assets. WCM is compensated by Funds Management from the advisory fees it receives as the Funds' advisor.

         The Administrator
         Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business.For providing these services, Funds Management is entitled to receive a fee of 0.15% of the average annual net assets of each Fund.

         The Transfer Agent
         Boston Financial Data Services, Inc.("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee,certain transaction-related fees,and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

18  Money Market Funds Prospectus

Your Account
--------------------------------------------------------------------------------

         This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

         Pricing Fund Shares
         . As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

         . We process requests to buy or sell shares of the Funds each business day. Requests we receive in proper form for the Government Institutional Money Market and Prime Investment Institutional Money Market Funds before 3:00 p.m. (ET) generally are processed on the same day. Requests we receive in proper form for the 100% Treasury Institutional Money Market Fund before 1:00 p.m. (ET) generally are processed on the same day. Earlier purchase and redemption cutoff times may be established by your Institution. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Any request we receive in proper form before these times is processed the same day. Requests we receive after the cutoff times or via the automated voice response system by 4:00 p.m. (ET) are processed the next business day.

         . We determine the NAV of each Fund's shares each business day. The Funds are open Monday through Friday, and generally are closed on federal bank holidays. We determine the NAV by subtracting the Fund class's liabilities from its total assets, and then dividing the results by the total number of outstanding shares of that class. We determine the NAV of the Government Institutional Money Market and Prime Investment Institutional Money Market Funds at 3:00 p.m. (ET) and of the 100% Treasury Institutional Money Market Fund at 1:00 p.m. (ET). Each Fund's assets are valued using the amortized cost method,in accordance with Rule 2a-7 of the Investment Company Act of 1940. See the Statement of Additional Information for further disclosure.

         Minimum Investments
         Institutions are required to make a minimum initial investment of $10,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

         We may waive the minimum initial investment amount for institutions with sufficient available assets that demonstrate an intent to reach the minimum in the future or to maintain a significant investment in the Funds or other Wells Fargo Funds.

                                               Money Market Funds Prospectus  19

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

          You can open a Fund account and buy Fund shares through an Institution through which you have established a Customer Account. Investors interested in purchasing Institutional class shares of the Funds should contact an account representative at their Institution and should understand the following:

          . Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

          . Institutions are usually the holders of record of Institutional class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

          . Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

          . Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

          . Institutions may charge their customers account fees and may receive fees from us with respect to investments their customers have made with the Funds; and

          . All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

20  Money Market Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

     Institutional class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

     GENERAL NOTES FOR SELLING SHARES

     . We process requests we receive from an Institution at the first NAV calculated after receipt of the request in proper form. Requests received before the cutoff times listed in the "Pricing Fund Shares" section are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or through ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Payments of redemptions also may be delayed up to seven days under normal circumstances, although it is not our policy to delay such payments.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders. Therefore, we may pay the redemption in whole or in part in securities of equal value.

                                               Money Market Funds Prospectus  21

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------

         Exchanges between Wells Fargo Funds are two transactions:a sale of one Fund and the purchase of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

         . You should carefully read the Prospectus for the Fund into which you wish to exchange.

         . If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount of the Fund you are redeeming, unless your balance has fallen below that amount due to market conditions.

         . Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

         . In order to discourage excessive Fund transaction expenses that must be borne by other shareholders, we reserve the right to limit or reject exchange orders.

         . Institutional Class shares may be exchanged for other Institutional Class shares, or for Class A shares in certain qualified accounts.

         Generally, we will notify you at least 60 days in advance of any changes in your exchange privileges.

         Contact your account representatives for further details.

22  Money Market Funds Prospectus

Other Information
--------------------------------------------------------------------------------

         Income and Gain Distributions
         The Funds in this Prospectus declare distributions of net investment income daily, pay distributions of net investment income monthly and make any capital gain distributions at least annually.

         Taxes
         The following discussion regarding federal and state income taxes is based on laws that were in effect as of the date of this Prospectus. The discussion summarizes only some of the important federal and state income tax considerations that affect the Funds and their shareholders. It is not intended as a substitute for careful tax planning. You should consult your tax advisor with respect to your specific tax situation, including the federal, state, local and foreign tax consequences to you of an investment in a Fund. Please see the Statement of Additional Information for a further discussion of federal personal income tax considerations.

         We will pass on to you substantially all of a Fund's net investment income and capital gains. Distributions from the 100% Treasury Institutional Money Market Fund's net investment income will be exempt in most jurisdictions from state and local personal income taxes, but may not be exempt from state and local corporate income and/or franchise taxes. Distributions of net investment income from the other Funds attributable to all sources and net short-term capital gain of all of the Funds generally will be taxable to you as ordinary income. Distributions of a Fund's net long-term capital gain generally will be taxable to you as net capital gain. Corporate shareholders will not be able to deduct any distributions when determining their taxable income.

         Distributions from a Fund normally will be taxable to you when paid, whether you take the distributions in cash or automatically reinvest them in additional Fund shares. However, distributions declared in October, November and December of one year and paid in January of the following year will be taxable to you as if they were paid on December 31 of the first year. At the end of every year, we will notify you of the status of your distributions for the year.

         Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

         As long as the Fund continually maintains a $1.00 NAV, you ordinarily will not recognize taxable gain or loss on the redemption or exchange of your Fund shares.

                                               Money Market Funds Prospectus  23

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.


     ACH
     Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which banks use to process checks, transfer funds and perform other tasks.

     Asset-Backed Securities
     Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

     Business Day
     Generally, Monday through Friday with the exception of any federal bank holiday.

     Current Income
     Earnings in the form of dividends or interest as opposed to capital growth.

     Debt Securities
     Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment has been sold separately.

     Distributions
     Dividends and/or capital gains paid by a Fund on its shares.

     FDIC
     The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

     Illiquid Security
     A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined for it by the Fund.

     Institution
     Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

     Liquidity
     The ability to readily sell a security at a fair price.

     Money Market Instruments
     High-quality short-term instruments meeting the requirements of Rule 2a-7 of the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

     Net Asset Value ("NAV")
     The value of a single fund share.It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

24  Money Market Funds Prospectus

--------------------------------------------------------------------------------

     Preservation of Capital
     The attempt by a fund's manager to defend against drops in the net asset value of fund shares in order to preserve the initial investment.

     Repurchase Agreement
     An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

     Statement of Additional Information
     A document that supplements the disclosure made in the Prospectus.

     U.S. Government Obligations
     Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                               Money Market Funds Prospectus  25

     YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS:

     STATEMENT OF ADDITIONAL INFORMATION
     supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus.

     ANNUAL/SEMI-ANNUAL REPORTS
     provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the most recent reporting period.

     THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE:

     Call: 1-800-222-8222

     Write to:
     Wells Fargo Funds
     PO Box 8266
     Boston, MA 02266-8266; or

     Visit the SEC's website at http://www.sec.gov

     REQUEST COPIES FOR A FEE BY WRITING TO:
     SEC Public Reference Room
     Washington, DC 20549-6009; or
     by electronic request at publicinfo@sec.gov
     Call: 1-800-SEC-0330 for details

     ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY
     CALLING YOUR SPECIFIC PRODUCT GROUP AT WELLS FARGO BANK:

     Wells Fargo Checking and Savings - 1-800-869-3557

     PMMI
    ICA Reg
 No. 811-09253                                                  [LOGO]
(updated 8/01)                                         Printed on Recycled Paper

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

                            WELLS FARGO FUNDS TRUST
                           Telephone: 1-800-222-8222

                      STATEMENT OF ADDITIONAL INFORMATION
                            [Dated August 1, 2001]

                  GOVERNMENT INSTITUTIONAL MONEY MARKET FUND
               PRIME INVESTMENT INSTITUTIONAL MONEY MARKET FUND
                 100% TREASURY INSTITUTIONAL MONEY MARKET FUND

                              Institutional Class

    Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about three Funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Government Institutional Money Market Fund, Prime Investment Institutional Money Market Fund, and 100% Treasury Institutional Money Market Fund. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers only Institutional Class shares.

     This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectus, dated August 1, 2001. All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. A copy of the Prospectus may be obtained without charge by calling 1-800-222-8222 or writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                               TABLE OF CONTENTS

                                                                     Page
                                                                     ----
Investment Policies.................................................   1

Additional Permitted Investment Activities and Associated Risks.....   3

Management..........................................................  12

Performance Calculations............................................  15

Determination of Net Asset Value....................................  19

Additional Purchase and Redemption Information......................  21

Portfolio Transactions..............................................  22

Fund Expenses.......................................................  23

Federal Income Taxes................................................  23

Capital Stock.......................................................  27

Other...............................................................  29

Counsel.............................................................  29

Independent Auditors................................................  30

Appendix............................................................ A-1

                               INVESTMENT POLICIES

    Fundamental Investment Policies
    -------------------------------

    Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

    (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (iii) investments in municipal securities (for the purpose of this restriction, private activity bonds and notes shall not be deemed municipal securities if the payments of principal and interest on such bonds or notes is the ultimate responsibility of non-government issuers), (iv) investments in repurchase agreements provided further that each Fund reserves freedom of action to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission (the "SEC"), or its staff);

    (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

    (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

    (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

    (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

    (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

    (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

    (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

    Non-Fundamental Investment Policies
    -----------------------------------

    Each Fund has adopted the following non-fundamental policies which may be changed by the Trustees of the Trust at any time without approval of such Fund's shareholders.

    (1) Any Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of such policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

    (3) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

    (4) Each Fund may not make investments for the purpose of exercising control or management, provided that the restriction does not limit a Fund's investments in securities of other investment companies or in entities created under the laws of foreign countries to facilitate investment in securities in that country.

    (5) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

    (6) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

    General
    -------

    Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

        ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Government Institutional Money Market Fund and Prime Investment Institutional Money Market Fund

    Set forth below are descriptions of certain investments and additional investment policies for these Funds. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

    Asset-Backed Securities
    -----------------------

    The Funds may purchase asset-backed securities unrelated to mortgage loans. These asset-backed securities may consist of undivided fractional interests in pools of consumer loans or receivables held by a Special Purpose Vehicle. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the assets held by the issuer, and the Fund should expect no recourse to the entity that sold the assets to the issuer. The actual maturity and realized yield may vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment.

    Bank Obligations
    ----------------

    The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic and foreign banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings banks and associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

    Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

    Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

    Borrowing
    ---------

    The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

    Commercial Paper
    ----------------

    The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued in order to finance short-term credit needs. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Investments by the Funds in commercial paper will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization ("NRSRO"). Commercial paper may include variable- and floating-rate instruments.

    Dollar Roll Transactions
    ------------------------

    The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale.

Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the price at which a Fund is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. The Funds will engage in roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

    Floating- and Variable-Rate Obligations
    ---------------------------------------

    The Funds may purchase floating- and variable-rate obligations such as demand notes, bonds, and commercial paper. These obligations may have stated maturities in excess of 397 days to the extent permitted by Rule 2a-7. They may permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days. The Funds may only invest in floating- or variable-rate securities that bear interest at a rate that resets based on standard money market rate indices or which are remarketed at current market interest rates. The issuer of such obligations may have a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

    The Advisor, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

    Foreign Government Securities
    -----------------------------

    Foreign Government Securities investments include the securities of "supranational" organizations such as the International Bank for Reconstruction and Development and the Inter-American Development Bank if the Advisor believes that the securities do not present risks inconsistent with the Fund's investment objective.

    Foreign Obligations
    -------------------

    The Funds may invest in high-quality, short-term (thirteen months or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not subject to the same uniform accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws and there is a possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect adversely investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

    Investment income on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject.

    Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions
    ----------------------------------------------------------------------------

    Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

    Each Fund will segregate cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to the Fund's commitments to purchase when-issued securities. If the value of these assets declines, the Fund will segregate additional liquid assets on a daily basis so that the value of the segregated assets is equal to the amount of such commitments.

    Funding Agreements
    ------------------

    Funding Agreements are investment contracts with insurance companies which pay interest at a fixed or variable or floating rate, and principal on a certain mutually agreeable maturity date. The term to maturity cannot exceed 397 days. Funding Agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days' notice to the Fund. The maturity date of some Funding Agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund.

    Illiquid Securities
    -------------------

    The Funds may invest in securities not registered under the 1933 Act and other securities subject to legal or other restrictions on resale, and for which there may not be a readily available market and which may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund.

    Letters of Credit
    -----------------

    Certain of the debt obligations (including certificates of participation, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings bank or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings banks and insurance companies which, in the opinion of Wells Fargo Funds Management, LLC, the Funds' Advisor, are of comparable quality to issuers of other permitted investments of each such Fund may be used for letter of credit-backed investments.

    Loans of Portfolio Securities
    -----------------------------

    Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

    A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the Advisor, or the Distributor.

    Money Market Instruments
    ------------------------

    The Funds may invest in money market instruments. Money market instruments consist of: (a) short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises) (U.S. Government obligations"); (b) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other short-term obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of the investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC"); (c) commercial paper rated in one of the two highest ratings categories by a Nationally Recognized Statistical Rating Organization, or, if unrated, of comparable quality as determined by Funds Management; (d) certain repurchase agreements; and (e) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment; (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
(ii) are among the largest foreign banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the United States.

    Municipal Bonds
    ---------------

    The Funds may invest in municipal bonds. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

    Municipal Notes. Municipal notes include, but are not limited to, tax
    ---------------
anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

    TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a
    ----
result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

    BANs. The ability of a municipal issuer to meet its obligations on its BANs
    ----
is primarily dependent on the issuer's adequate access to the longer term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

    RANs. A decline in the receipt of certain revenues, such as anticipated
    ----
revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

    The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values also will change in
                        - -
response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of
            - -
outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) sell at a premium.

    Other Investment Companies
    --------------------------

    The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d)(1)(A) and (B) of the 1940 Act, and any rules, regulations, or orders obtained thereunder. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

    Participation Interests
    -----------------------

    Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

    Repurchase Agreements
    ---------------------

    The Funds may enter into repurchase agreements wherein the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Fund. All repurchase agreements will be fully collateralized at least 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Fund's disposition of the security may be delayed or limited.

    Each Fund may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 10% of the market value of such Fund's total assets would be invested in repurchase agreements with maturities of more than seven days and illiquid securities. A Fund will only enter into repurchase agreements with counter-parties who are U.S. Government Securities Dealers reporting to the Federal Reserve Bank of New York and commercial banks that meet credit quality guidelines established by the Board of Trustees and that are not affiliated with the investment advisor. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Funds Management.

    The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained.

    Unrated and Downgraded Investments
    ----------------------------------

    The Funds may purchase instruments that are not rated if, in the opinion of the Advisor, such obligations are of comparable quality to other rated investments that are permitted to be purchased by the Funds. The Funds may purchase unrated instruments only if they are purchased in accordance with the Funds' procedures adopted by Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. In the event that a portfolio security ceases to be an "Eligible Security" or no longer "presents minimal credit risks," immediate sale of such security is not required, provided that the Board of Trustees has determined that disposal of the portfolio security would not be in the best interests of the Fund.

    U.S. Government and U.S. Treasury Obligations
    ---------------------------------------------

    The Funds may invest in obligations of agencies and instrumentalities of the U.S. Government ("U.S. Government obligations"). Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

    Variable Rate and Amount Master Notes
    -------------------------------------

    The Funds may invest in variable amount master demand notes, obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

    Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the Advisor determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest.

    Zero Coupon Bonds
    -----------------

    The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value, when interest rates fall, zero coupon securities rise more rapidly in value because the bonds carry fixed interest rates that become more attractive in a falling interest rate environment.

100% Treasury Institutional Money Market Fund

    The Fund invests exclusively in obligations of the U.S. Treasury. It is permitted to engage in securities lending activities as described above under "Loans of Portfolio Securities," and the Fund may borrow money in accordance with the limitations established under the 1940 Act.

                                  MANAGEMENT

    The following information supplements, and should be read in conjunction with, the section in the Prospectus entitled "Organization and Management of the Funds." The principal occupations during the past five years of the Trustees and principal executive Officers of the Trust are listed below. The address of each, unless otherwise indicated, is 525 Market Street, 12th Floor, San Francisco, CA 94105. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
*Robert C. Brown, 69                   Trustee             Director, Federal Farm Credit Banks Funding
5038 Kestral Parkway South                                 Corporation and Farm Credit System Financial
Sarasota, FL 34231                                         Assistance Corporation since February 1993.

Thomas S. Goho, 58                     Trustee             Business Associate Professor, Wake Forest
321 Beechcliff Court                                       University, Calloway School of Business and
Winston-Salem, NC 27104                                    Accountancy since 1994.

Peter G. Gordon, 58                    Trustee             Chairman and Co-Founder of Crystal Geyser Water
Crystal Geyser Water Co.                                   Company and President of Crystal Geyser Roxane
55 Francisco Street, Suite 410                             Water Company since 1977.
San Francisco, CA 94133

*W. Rodney Hughes, 74                  Trustee             Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Richard M. Leach, 67                   Trustee             President of Richard M. Leach Associates (a
P.O. Box 1888                                              financial consulting firm) since 1992.
New London, NH 03257

*J. Tucker Morse, 56                   Trustee             Private Investor/Real Estate Developer; Chairman
10 Legare Street                                           of Vault Holdings, LLC.
Charleston, SC 29401

Timothy J. Penny, 49                   Trustee             Senior Counselor to the public relations firm of
500 North State Street                                     Himle-Horner since January 1995 and Senior Fellow
Waseca, MN 56093                                           at the Humphrey Institute, Minneapolis, Minnesota
                                                           (a public policy organization) since January 1995.

Donald C. Willeke, 60                  Trustee             Principal of the law firm of Willeke & Daniels.
201 Ridgewood Avenue
Minneapolis, MN 55403


                                                           Principal Occupations
Name, Age and Address                  Position            During Past 5 Years
---------------------                  --------            -------------------
Michael J. Hogan, 41                   President           Executive Vice President of Wells Fargo Bank, N.A.
                                                           since July 1999.  Senior Vice President of Wells
                                                           Fargo Bank, N.A. from April 1997 to May 1999.
                                                           Vice President of American Express Financial
                                                           Advisors from May 1996 to April 1997, and Director
                                                           of American Express Financial Advisors from March
                                                           1993 to May 1996.

Karla M. Rabusch, 41                   Treasurer           Senior Vice President of Wells Fargo Bank, N.A.,
                                                           since May 2000.  Vice President of Wells Fargo
                                                           Bank, N.A. from December 1997 to May 2000.  Prior
                                                           thereto, Director of Managed Assets Investment
                                                           Accounting of American Express Financial Advisors
                                                           from May 1994 to November 1997.

C. David Messman, 40                   Secretary           Vice President and Senior Counsel of Wells Fargo
                                                           Bank, N.A. since January 1996.  Prior thereto,
                                                           Branch Chief, Division of Investment Management,
                                                           U.S. Securities and Exchange Commission.

    Each of the Trustees and Officers listed above act in the identical capacities for Wells Fargo Variable Trust and Wells Fargo Core Trust (including the Trust, collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of the Trust, and of each other trust in the Fund Complex.

    Each Trustee receives an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also receives a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting is held absent a full Board meeting, each attending Trustee will receive a $1,000 combined fee. These fees apply equally for in-person or telephonic meetings, and Trustees are reimbursed for all out-of-pocket expenses related to attending meetings. The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's Officers are not compensated by the Trust for their services.

     As of the date of this SAI, Trustees and Officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of the Trust.

     Investment Advisor. Wells Fargo Funds Management, LLC ("Funds Management"),
     ------------------
the Advisor, provides investment advisory services to the Funds. Funds Management is an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank). As investment advisor, Funds Management furnishes investment guidance and policy direction in connection with the daily portfolio management of the Funds. Funds Management furnishes to the Trust's Board of Trustees periodic reports on the investment strategy and performance of each Fund. Funds Management provides the Funds with, among other things, money market instrument and fixed-income research, analysis and statistical and economic data and information concerning interest rate and securities markets trends, portfolio composition, and credit conditions.

    As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rate of 0.10% of each Fund's average daily net assets.

    Investment Sub-Advisor. Funds Management has engaged Wells Capital
    ----------------------
Management Incorporated ("WCM") to serve as investment sub-advisor to the Funds. Subject to the direction of the Trust's Board of Trustees and the overall supervision and control of Funds Management and the Trust, WCM makes recommendations regarding the investment and reinvestment of the Funds' assets. WCM furnishes to Funds Management periodic reports on the investment activity and performance of the Funds. WCM and also furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and Officers may reasonably request.

    As compensation for its sub-advisory services to each Fund, WCM is entitled to receive a monthly fee equal to an annual rate of 0.05% of the first $1 billion of the Fund's average daily net assets and 0.04% of net assets over $1 billion. These fees may be paid by Funds Management or directly by the Funds. If the sub-advisory fee is paid directly by a Fund, the compensation paid to Funds Management for advisory fees will be reduced accordingly.

    Administrator. The Trust has retained Funds Management as Administrator on
    -------------
behalf of each Fund. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's investment Advisor, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's Officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. The Administrator is entitled to receive a fee of up to 0.15% of each Fund's average daily net assets on an annual basis.

    Distributor. Stephens (the "Distributor"), located at 111 Center Street,
    -----------
Little Rock, Arkansas 72201, serves as Distributor for the Funds.

    Custodian. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"),
    ---------
located at 6th & Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank, MN is entitled to receive 0.02% of the average daily net assets of each Fund.

    Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting"),
    ---------------
located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $4,167. Forum Accounting is also entitled to receive a fee equal to 0.0025% of the average annual daily net assets of each Fund.

    Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc.
    --------------------------------------
("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all of the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Variable Trust.

    Underwriting Commissions. Stephens serves as the principal underwriter
    ------------------------
distributing securities of the Funds on a continuous basis. Stephens does not receive underwriting commissions from the Funds for these services.

    Code of Ethics. The Fund Complex, the Advisor, the Sub-Advisor and Stephens
    --------------
each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies substantially comply in all material respects with the amendments to Rule 17j-1 under the 1940 Act as set forth in the August 20, 1999 Adopting Release. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means (i) a director, trustee or officer of a fund or investment advisor; (ii) any employee of a fund or investment advisor (or any company in a control relationship to a fund or investment advisor) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment advisor who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Advisor, Sub-Advisor and Stephens are on public file with, and are available from, the SEC.

                           PERFORMANCE CALCULATIONS

    The Funds have been in operation for less than one calendar year, and therefore the Funds' performance information is not shown.

    The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

    In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

    Performance information for a Fund or Class of shares in a Fund may be useful in reviewing the performance of such Fund or Class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a Class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

    Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

    Average Annual Total Return: The Funds may advertise certain total return
    ---------------------------
information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)/n/=ERV.

    Cumulative Total Return: In addition to the above performance information,
    -----------------------
each Fund may also advertise the cumulative total return of the Fund. Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

    Yield Calculations: The Funds may, from time to time, include their yields,
    ------------------
tax-equivalent yields (if applicable) and effective yields in advertisements or reports to shareholders or prospective investors. Quotations of yield for the Funds are based on the investment income per share earned during a particular seven-day or thirty-day period, less expenses accrued during a period ("net investment income") and are computed by dividing net investment income by the offering price per share on the last date of the period, according to the following formula:

                          YIELD = 2[(a-b/cd + 1)/6/ -1]

    where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

    Effective Yield: Effective yields for the Funds are based on the change in
    ---------------
the value of a hypothetical investment (exclusive of capital changes) over a particular seven-day (or thirty-day) period, less a pro-rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized multiplying by 365/7 (or 365/30 for thirty-day yield), with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during the period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

         Effective Seven-Day Yield = [(Base Period Return +1)/365/7/]-1

    From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the Lipper U.S. Government Money Market Funds Average; Lipper U.S. Treasury Money Market Funds Average; the 90-day Treasury Bill Index; and the Merrill Lynch Treasury Bill One Year average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria. The performance of the Funds or a Class also may be compared to that of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Bloomberg Financial Markets or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Funds' performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. The Funds' comparative performance will be based on a comparison of yields, as described above, or total return, as reported by Lipper, or Morningstar, Inc.

    Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a Class with that of competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

    The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for a
Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

    In addition, the Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing the Advisor, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies, including information regarding federal and state tax levels and the related "Tax Freedom Day."

    The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

    From time to time, the Funds may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust Funds' account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements.

    The Trust also may disclose, in advertising and other types of literature, information and statements that WCM (formerly, Wells Fargo Investment Management), an affiliate of Funds Management, is listed in the top 100 by Institutional Investor magazine in its July 1997 survey "America's Top 300 Money Managers." This survey ranks money managers in several asset categories. The Trust may also disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment advisor and the total amount of assets and mutual fund assets managed by Funds Management. As of December 31, 2001, Funds Management and its affiliates provided advisory services for over $69.8 billion in mutual fund assets.

    The Trust also may discuss in advertising and other types of literature the features, terms and conditions of accounts through which investments in the Funds may be made via a "sweep" arrangement, including, without limitation, the Managed Sweep Account and Money Market Checking Account (collectively, the "Sweep Accounts"). Such advertisements and other literature may include, without limitation, discussions of such terms and conditions as the minimum deposit required to open a Sweep Account, a description of the yield earned on shares of the Funds through a Sweep Account, a description of any monthly or other service charge on a Sweep Account and any minimum required balance to waive such service charges, any overdraft protection plan offered in connection with a Sweep Account, a description of any ATM or check privileges offered in connection with a Sweep Account and any other terms, conditions, features or plans offered in connection with a Sweep Account. Such advertising or other literature may also include a discussion of the advantages of establishing and maintaining a Sweep Account, and may include statements from customers as to the reasons why such customers have established and maintained a Sweep Account.

    The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of the Advisor (and its affiliates) as one of the largest money managers in the United States.

                       DETERMINATION OF NET ASSET VALUE

    Net asset value ("NAV") per share for each class of the Funds is determined as of the times listed in the chart below:

    --------------------------------------------------------------------------
                                                           NAV Calculation
      Funds                                                Time(Pacific Time)
    --------------------------------------------------------------------------
      Government Institutional Money Market Fund                12:00 Noon
    --------------------------------------------------------------------------
      Prime Investment Institutional Money Market Fund          12:00 Noon
    --------------------------------------------------------------------------
      100% Treasury Institutional Money Market Fund             10:00 a.m.
    --------------------------------------------------------------------------

    If the markets for the instruments and securities the Funds invest in close early, the Funds may close early and may value their shares at earlier times under these circumstances. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the net asset value of the Funds' shares.

    Each Fund uses the amortized cost method to determine the value of its portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower value of the Funds' portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

    Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, a Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable and floating rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, a Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations. It is the intention of the Funds to maintain a per share net asset value of $1.00, but there can be no assurance that each Fund will do so.

    Instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government security with a variable rate of interest readjusted no less frequently than every thirteen months may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in thirteen months or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur or, where no date is specified but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

    Shares of the Funds may be purchased on any day the Funds are open for business (a "Business Day"). The Funds are open on any day Funds Management is open. Funds Management is open Monday through Friday and is closed on federal bank holidays. Currently, those holidays are New Year's Day, President's Day, Martin Luther King Jr. Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

    Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the trading markets for both U.S. government securities and money market instruments close early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier.

    Payment for shares may, in the discretion of the Advisor, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

    Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property (an "in-kind" redemption) if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Funds for any losses sustained by reason of the failure of a shareholders to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund.

    A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectus in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order.

                            PORTFOLIO TRANSACTIONS

    The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trust's Board of Trustees, and the supervision of Funds Management, each Fund's sub-advisor is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the sub-advisor to obtain the best results taking into account the dealer's general execution and operational facilities, including, without limitation, the size and type of transaction involved, the dealer's risk in positioning the securities involved, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions and the reasonableness of the spread or commission, if any. While the sub-advisor generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

    Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each of the Funds also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Fund's portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. The Funds may purchase securities from underwriting syndicates of which Stephens or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board of Trustees.

    The sub-advisor may, in circumstances in which two or more dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a dealer that has provided statistical or other research services to the sub-advisor. By allocating transactions in this manner, the sub-advisor is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the sub-advisor under the Advisory Contracts, and the expenses of the sub-advisor will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by dealers through which Funds Management places securities transactions for a Fund may be used by the sub-advisor in servicing its other accounts, and not all of these services may be used by the sub-advisor in connection with advising the Funds.

    Portfolio Turnover. The portfolio turnover rate is not a limiting factor
    ------------------
when a sub-advisor deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover also can generate short-term capital gain tax consequences.
                               FUND EXPENSES

    From time to time, Funds Management and Stephens may waive fees from the Fund in whole or in part. Any such waiver will reduce expenses and, accordingly, have a favorable impact on the Fund's performance.

    Except for the expenses borne by Funds Management and Stephens, the Trust bears all costs of its operations, including the compensation of its Trustees who are not affiliated with Stephens or Funds Management or any of their affiliates; Advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing prospectuses (except the expense of printing and mailing prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the NAV per share of the Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of the Fund's shares; pricing services, and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of a Funds, on a transactional basis, or on such other basis as the Trust's Board of Trustees deems equitable.

                              FEDERAL INCOME TAXES

    The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus of each Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

    General. The Trust intends to continue to qualify each Fund as a regulated
    -------
investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will be applied separately to each Fund, rather than to the Trust as a whole. In addition, capital gains, net investment income, and operating expenses will be determined separately for each Fund. As a regulated investment company, each Fund will not be taxed on its net investment income and capital gain distributed to its shareholders.

    Qualification as a regulated investment company under the Code requires, among other things, that each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

    The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income (including, for this purpose, net short-term capital gain) earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

    Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund
    ----------
(other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

    Taxation of Fund Investments. Except as provided herein, gains and losses on
    ----------------------------
the sale of portfolio securities by a Fund generally will be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

    Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

    If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

    Distributions; Generally. Although distributions of net investment income
    ------------------------
will be declared daily based on a Fund's daily earnings, for federal income tax purposes, the Fund's "earnings and profits" will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as taxable distributions. Thus, if during a taxable year a Fund's distributions (as declared daily throughout the year) exceed the Fund's earnings and profits (generally the Fund's net investment income and capital gain) as determined at the end of the year, only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a taxable distribution. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's basis in its Fund shares and then capital gain. It is expected that a Fund's earnings and profits for a taxable year will equal its distributions applicable to such year.

    Capital Gain Distributions. Distributions which are designated by a Fund as
    --------------------------
capital gain distributions will be taxed to shareholders as long-term term capital gain (to the extent such dividends do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

    Disposition of Fund Shares. A disposition of Fund shares pursuant to a
    --------------------------
redemption (including a redemption in-kind) or an exchange will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

    If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

    If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as a long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

    Federal Income Tax Rates. As of the printing of this SAI, the maximum
    ------------------------
individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

    Backup Withholding. The Trust may be required to withhold, subject to
    ------------------
certain exemptions, at a rate of 31% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder, unless the shareholder certifies that the "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a tax payment on the shareholder's Federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to the Trust also could subject the investor to penalties imposed by the IRS.

    Foreign Shareholders. Under the Code, distributions attributable to income
    --------------------
on taxable investments, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Capital gain distributions generally are not subject to tax withholding.

    New Regulations. On October 6, 1997, the Treasury Department issued new
    ---------------
regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisers regarding the New Regulations.

         Tax-Deferred Plans. The shares of the Funds are available for a variety
         -------------------
of tax-deferred retirement and other plans, including Individual Retirement Accounts ("IRA"), Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Education IRAs, which permit investors to defer some of their income from taxes. Investors should contact their selling agents for details concerning retirement plans.

         Other Matters. Investors should be aware that the investments to be
         -------------
made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Each investor is urged to consult his or her tax adviser regarding specific questions as to federal, state, local and foreign taxes.

                                 CAPITAL STOCK

         The Funds are three of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each class of shares in a fund represents an equal, proportionate interest in a fund with other shares of the same class. Shareholders of each class bear their pro rata portion of the fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other funds or classes of shares offered.

         With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one Series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract since it affects only one Fund, is a matter to be determined separately by each Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectus and in this SAI, the term "majority" when referring to approvals to be obtained from shareholders of a Class of a Fund, means the vote of the lesser of (i) 67% of the shares of such class of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of such Class Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of such Class of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust.

         The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect directors under the 1940 Act.

         Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund or class are entitled to receive the assets attributable to the Fund or class that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below as of [July 31, 2001], is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of each Fund or 5% or more of the voting securities of each Fund as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                                 5% OWNERSHIP
                             AS OF [JULY 31, 2001]

                                         Name and                      Type of       Percentage
         Fund                            Address                      Ownership       of Class
         ----                            -------                      ---------       --------
     GOVERNMENT                 Stephens Inc.                          Record          100%
     INSTITUTIONAL MONEY        111 Center Street, Suite 300
     MARKET FUND                Little Rock, AR  72201

     PRIME INVESTMENT           Stephens Inc.                          Record          100%
     INSTITUTIONAL MONEY        111 Center Street, Suite 300
     MARKET FUND                Little Rock, AR  72201

     100% TREASURY              Stephens Inc.                          Record          100%
     INSTITUTIONAL MONEY        111 Center Street, Suite 300
     MARKET FUND                Little Rock, AR  72201

     For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund) or is identified as the holder of record or more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                     OTHER

         The Trust's Registration Statement, including the Prospectus and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectus or the SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                    COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectus.

                             INDEPENDENT AUDITORS

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit and tax services, and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                                   APPENDIX

     The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds, municipal notes, and corporate and municipal commercial paper.

Corporate and Municipal Bonds
-----------------------------

     Moody's: The four highest ratings for corporate and municipal bonds are
     -------
"Aaa," "Aa," "A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers: 1, 2 and 3 in each rating category from "Aa" through "Baa" in its rating system. The modifier 1 indicates that the security ranks in the higher end of its category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end.

     S&P: The four highest ratings for corporate and municipal bonds are "AAA,"
     ---
"AA," "A" and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Municipal Notes
---------------

              Moody's: The highest ratings for state and municipal short-term
              -------
obligations are "MIG 1," "MIG 2," and "MIG 3" (or "VMIG 1," "VMIG 2" and "VMIG 3" in the case of an issue having a variable rate demand feature). Notes rated "MIG 1" or "VMIG 1" are judged to be of the "best quality." Notes rated "MIG 2" or "VMIG 2" are of "high quality," with margins of protections "ample although not as large as in the preceding group." Notes rated "MIG 3" or "VMIG 3" are of "favorable quality," with all security elements accounted for, but lacking the strength of the preceding grades.

              S&P: The "SP-1" rating reflects a "very strong or strong capacity
              ---
to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

Corporate and Municipal Commercial Paper
----------------------------------------

              Moody's: The highest rating for corporate and municipal commercial
              -------
paper is "P-1" (Prime-1). Issuers rated "P-1" have a "superior capacity for repayment of short-term promissory obligations." Issuers rated "P-2" (Prime-2) "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

              S&P: The "A-1" rating for corporate and municipal commercial paper
              ---
indicates that the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."

Corporate Notes
---------------

              S&P: The two highest ratings for corporate notes are "SP-1" and
              ---
"SP-2." The "SP-1" rating reflects a "very strong or strong capacity to pay principal and interest." Notes issued with "overwhelming safety characteristics" will be rated "SP-1+." The "SP-2" rating reflects a "satisfactory capacity" to pay principal and interest.

                            WELLS FARGO FUNDS TRUST
                        File Nos. 333-74295; 811-09253

                                    PART C
                               OTHER INFORMATION

Item 23.      Exhibits.
              --------

      Exhibit
      Number                                     Description
      ------                                     -----------

      (a)                  -    Amended and Restated Declaration of Trust,
                                incorporated by reference to Post-Effective
                                Amendment No. 8, filed December 17, 1999.

      (b)                  -    Not Applicable.

      (c)                  -    Not Applicable.

      (d)(1)(i)            -    Investment Advisory Agreement with Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

            (ii)           -    Fee and Expense Agreement between Wells Fargo
                                Funds Trust and Wells Fargo Bank, N.A.,
                                incorporated by reference to Post-Effective
                                Amendment No. 16, filed October 30, 2000.

         (2)(i)            -    Sub-Advisory Contract with Barclays Global Fund
                                Advisors, incorporated by reference to Post-
                                Effective Amendment No. 16, filed October 30,
                                2000.

            (ii)           -    Sub-Advisory Contract with Galliard Capital
                                Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

            (iii)          -    Sub-Advisory Contract with Peregrine Capital
                                Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

            (iv)           -    Sub-Advisory Contract with Schroder Investment
                                Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

            (v)            -    Sub-Advisory Contract with Smith Asset
                                Management Group, L.P., incorporated by
                                reference to Post-Effective Amendment No. 20, filed May 1, 2001.

            (vi)           -    Sub-Advisory Contract with Wells Capital
                                Management Incorporated, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000.

            (vii)          -    Sub-Advisory Contract with Dresdner RCM Global
                                Investors, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

      (e)                  -    Distribution Agreement along with Form of
                                Selling Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000.

      (f)                  -    Not Applicable.

      (g)(1)               -    Custody Agreement with Barclays Global
                                Investors, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000.

         (2)               -    Custody Agreement with Wells Fargo Bank
                                Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October
                                30, 2000.

            (i)            -    Delegation Agreement (17f-5) with Wells Fargo
                                Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed
                                October 30, 2000.

         (3)               -    Securities Lending Agreement by and among Wells
                                Fargo Funds Trust, Wells Fargo Bank, N.A. and
                                Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

      (h)(1)               -    Administration Agreement with Wells Fargo Funds
                                Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

         (2)               -    Fund Accounting Agreement with Forum Accounting
                                Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February
                                1, 2000.

          (3)              -    Transfer Agency and Service Agreement with
                                Boston Financial Data Services, Inc.,
                                incorporated by reference to Post-Effective
                                Amendment No. 16, filed October 30, 2000.

          (4)              -    Shareholder Servicing Plan, incorporated by
                                reference to Post-Effective Amendment No. 16, filed October 30, 2000.

          (5)              -    Shareholder Servicing Agreement, incorporated by
                                reference to Post-Effective Amendment No. 8, filed December 17, 1999.

             (i)           -    Legal Opinion, filed herewith.

             (j)(A)        -    Not Applicable.

             (j)(1)        -    Power of Attorney, Robert C. Brown, incorporated
                                by reference to Post-Effective Amendment No. 10, filed May 10, 2000.

                (2)        -    Not Applicable.

                (3)        -    Not Applicable.

                (4)        -    Power of Attorney, Thomas S. Goho, incorporated
                                by reference to Post-Effective Amendment No. 10, filed May 10, 2000.

                (5)        -    Power of Attorney, Peter G. Gordon, incorporated
                                by reference to Post-Effective Amendment No. 10, filed May 10, 2000.

                (6)        -    Power of Attorney, W. Rodney Hughes,
                                incorporated by reference to Post-Effective
                                Amendment No. 10, filed May 10, 2000.

                (7)        -    Power of Attorney, Richard M. Leach,
                                incorporated by reference to Post-Effective
                                Amendment No. 16, filed October 30, 2000.

                (8)        -    Power of Attorney, J. Tucker Morse, incorporated
                                by reference to Post-Effective Amendment No. 10, filed May 10, 2000.

               (9)         -    Power of Attorney, Timothy J. Perry,
                                incorporated by reference to Post-Effective
                                Amendment No. 10, filed May 10, 2000.

               (10)        -    Power of Attorney, Donald C. Willeke,
                                incorporated by reference to Post-Effective
                                Amendment No. 10, filed May 10, 2000.

               (11)        -    Power of Attorney, Michael J. Hogan,
                                incorporated by reference to Post-Effective
                                Amendment No. 10, filed May 10, 2000.

               (12)        -    Power of Attorney, Karla M. Rabusch,
                                incorporated by reference to Post-Effective
                                Amendment No. 10, filed May 10, 2000.

            (k)            -    Not Applicable.

            (l)            -    Not Applicable.

            (m)            -    Rule 12b-1 Plan, incorporated by reference to
                                Post-Effective Amendment No. 8, filed December
                                17, 1999; see Exhibit (e) above for related
                                Distribution Agreement.

            (n)            -    Rule 18f-3 Plan, incorporated by reference to
                                Post-Effective Amendment No. 8, filed December
                                17, 1999.

            (o)            -    Not Applicable.

            (p)(1)         -    Joint Code of Ethics for Funds Trust, Core Trust
                                and Variable Trust, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001.

               (2)         -    Wells Fargo Funds Management, LLC Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 20, filed May 1, 2001.

               (3)         -    Barclays Global Investors, N.A. Code of Ethics,
                                incorporated by reference to Post-Effective
                                Amendment No. 20, filed May 1, 2001.

               (4)         -    Dresdner RCM Global Investors, LLC Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 15, filed October 2,
                                2000.

               (5)         -    Galliard Capital Management, Inc. Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 15, filed October 2,
                                2000.

               (6)         -    Peregrine Capital Management, Inc. Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 15, filed October 2,
                                2000.

               (7)         -    Schroder Investment Management North America
                                Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed
                                October 2, 2000.

               (8)         -    Smith Asset Management Group, L.P. Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 15, filed October 2,
                                2000.

               (9)         -    Wells Capital Management Incorporated Code of
                                Ethics, incorporated by reference to Post-
                                Effective Amendment No. 15, filed October 2,
                                2000.

Item 24. Persons Controlled by or Under Common Control with the Fund.
         -----------------------------------------------------------

         Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.
         ---------------

         Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Advisor.
         ----------------------------------------------------

         (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

               To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank, N.A.

              (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as an advisor or sub-advisor to various Funds of the Trust and as advisor or sub-advisor to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-advisor to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-advisor to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-advisor to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-advisor to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (g) Smith Asset Management, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-advisor to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Smith is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-advisor for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Item 27.      Principal Underwriters.
              ----------------------

              (a) Stephens Inc. ("Stephens"), distributor for the Registrant, does not presently act as investment advisor for any other registered investment companies, but does act as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations LifeGoal Funds, Inc., Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

              (c) Not Applicable.

Item 28.      Location of Accounts and Records.
              --------------------------------

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, San Francisco, California 94163.

              (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment advisor and administrator at 525 Market Street, San Francisco, California 94163.

              (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors, N.A. and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-advisor and custodian, respectively, at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

          (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

          (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-advisor at 525 Market Street, San Francisco, California 94163.

          (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Minneapolis, Minnesota 55479.

          (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-advisor at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55479.

          (j) Smith Asset Management Group, LP maintains all Records relating to its services as investment sub-advisor at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

          (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-advisor at 787 Seventh Avenue, New York, New York 10019.

          (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-advisor at Four Embarcadero Center, San Francisco, California 94111.

Item 29.  Management Services.
          -------------------

          Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.  Not Applicable.
          ------------

                                  SIGNATURES
                                  ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(a) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 15th day of May, 2001.

                                     WELLS FARGO FUNDS TRUST

                                     By: /s/ Dorothy A. Peters
                                        ----------------------------
                                           Dorothy A. Peters
                                           Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature                       Title                 Date
---------                       -----                 ----

                *               Trustee
-----------------------------
Robert C. Brown

                *               Trustee
-----------------------------
Thomas S. Goho

                *               Trustee
-----------------------------
Peter G. Gordon

                *               Trustee
-----------------------------
W. Rodney Hughes

                *               Trustee
-----------------------------
Richard M. Leach

                *               Trustee
-----------------------------
J. Tucker Morse

                *               Trustee
-----------------------------
Timothy J. Penny

                *               Trustee
-----------------------------
Donald C. Willeke                                     5/15/2001

*By:  /s/ Dorothy A. Peters
     ------------------------
        Dorothy A. Peters
        As Attorney-in-Fact
        May 15, 2001

                            WELLS FARGO FUNDS TRUST
                        FILE NOS. 333-74295; 811-09253

                                 EXHIBIT INDEX

Exhibit Number                               Description


EX-99.B(i)              Opinion and Consent of Counsel